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                   Charles Schwab Investment Management, Inc.
                              101 Montgomery Street
                             San Francisco, CA 94104

February 29, 2008

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

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Re:   Schwab Capital Trust (File Nos. 33-62470 and 811-7704)
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      Schwab Core Equity Fund TM                      Laudus U.S. MarketMasters Fund TM
      Schwab Hedged Equity Fund TM                    Laudus Small-Cap MarketMasters Fund TM
      Schwab Financial Services Fund                  Laudus International MarketMasters Fund TM
      Schwab Health Care Fund                         Schwab Target 2010 Fund
      Schwab Small-Cap Equity Fund TM                 Schwab Target 2015 Fund
      Schwab Large-Cap Growth Fund TM                 Schwab Target 2020 Fund
      Schwab Dividend Equity Fund TM                  Schwab Target 2025 Fund
      Schwab Premier Equity Fund(R)                   Schwab Target 2030 Fund
      Schwab S&P 500 Index Fund                       Schwab Target 2035 Fund
      Schwab Institutional Select(R) S&P 500 Fund     Schwab Target 2040 Fund
      Schwab Small-Cap Index Fund(R)                  Schwab Retirement Income Fund
      Schwab Total Stock Market Index Fund(R)         Schwab Fundamental US Large Company Index Fund
      Schwab International Index Fund(R)              Schwab Fundamental Small-Mid Company Index Fund
      Schwab MarketTrack All Equity Portfolio TM      Schwab Fundamental International Large Company
      Schwab MarketTrack Growth Portfolio TM            Index Fund
      Schwab MarketTrack Conservative Portfolio TM    Schwab Fundamental International Small-Mid Company
      Schwab Balance Fund                               Index Fund
                                                      Schwab Fundamental Emerging Markets Index Fund
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POST-EFFECTIVE AMENDMENT NO. 93
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated February 28, 2008, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Jody Stuart

Jody Stuart
Corporate Counsel
Charles Schwab Investment Management, Inc.